SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Payables and Accruals [Abstract]
Accounts payable	$ 1,448	$ 1,862	$ 605
Payroll payable	519	668	561
Payable to other services	23	30	33
Deposits	5	6	379
Others	85	107	100
Total	$ 2,080	$ 2,673	$ 1,678